Accounts Payable and Accrued Liabilities Disclosure: Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Details
Trade payables	$ 24,804	$ 57,604
GST payable	1,479	1,079
Accrued liabilities	19,239	21,987
Accounts payable and accrued liabilities	$ 45,522	$ 80,670